Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
COMMON STOCKS — 95.6%

BRAZIL — 10.5%
B3 SA — Brasil Bolsa Balcao	24,767,000	$48,827,501
Banco Bradesco SA ADR	12,759,463	33,940,171
MercadoLibre, Inc. *	114,359	234,660,094
Natura & Co. Holding SA	13,105,200	33,799,229
NU Holdings Ltd., Class A *	4,519,361	61,689,278
Petroleo Brasileiro SA ADR	12,156,592	175,176,491
		588,092,764
CHILE — 0.6%
Lundin Mining Corp.	3,307,174	34,650,195

CHINA — 25.7%
Alibaba Group Holding Ltd.	15,837,920	210,466,701
Anker Innovations Technology Co., Ltd., Class A	4,846,300	57,817,070
Baidu, Inc., Class A *	4,302,350	56,565,637
BeiGene Ltd. *	1,580,495	27,777,601
Brilliance China Automotive Holdings Ltd.	47,202,000	18,100,823
China Merchants Bank Co., Ltd., Class H	13,065,500	63,313,690
Haidilao International Holding Ltd.	6,913,000	16,544,534
Haier Smart Home Co., Ltd., Class H	13,861,880	54,297,857
JD.com, Inc., Class A	2,672,485	53,604,352
KE Holdings, Inc. ADR	359,307	7,153,802
KE Holdings, Inc., Class A	6,021,824	41,787,791
Kuaishou Technology *	4,056,200	27,871,245
Kweichow Moutai Co., Ltd., Class A	426,500	104,625,047
Li Ning Co., Ltd.	9,095,000	22,360,461
Luckin Coffee, Inc. ADR *	1,873,915	49,640,008
Lufax Holding Ltd. ADR	1,585,838	5,534,575
Meituan, Class B *	1,726,600	36,665,023
Midea Group Co., Ltd., Class A	7,694,070	83,017,271
Ping An Insurance Group Co. of China Ltd., Class H	12,254,500	76,952,501
Shenzhou International Group Holdings Ltd.	4,880,600	43,207,720
Silergy Corp.	4,049,000	59,629,681
Tencent Holdings Ltd.	4,388,200	244,005,384
Tencent Music Entertainment Group ADR	3,146,710	37,917,856
Zai Lab Ltd. *	2,632,530	6,350,851
Zijin Mining Group Co., Ltd., Class H	16,772,000	37,445,969
		1,442,653,450
INDIA — 15.1%
Axis Bank Ltd.	7,813,218	114,869,563
Delhivery Ltd. *	9,025,618	45,757,131
HDFC Life Insurance Co., Ltd.	6,391,269	54,767,731
Jio Financial Services Ltd. *	19,806,195	82,712,626
Kotak Mahindra Bank Ltd.	2,505,864	55,391,147
PB Fintech Ltd. *	1,782,814	34,364,131
Reliance Industries Ltd.	5,978,721	210,349,138
Tata Consultancy Services Ltd.	2,098,662	106,860,706
Tech Mahindra Ltd.	3,553,139	66,905,448
UltraTech Cement Ltd.	417,292	58,756,329
WNS Holdings Ltd. *	352,945	18,603,731
		849,337,681
INDONESIA — 1.8%
Bank Rakyat Indonesia Persero Tbk PT	300,682,063	98,341,794

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
KAZAKHSTAN — 0.8%
Kaspi.KZ JSC ADR	398,128	$42,197,587

MEXICO — 3.3%
Cemex SAB de CV, Participating Certificate, ADR	3,853,440	23,505,984
Fomento Economico Mexicano SAB de CV ADR	573,872	56,646,905
Grupo Financiero Banorte SAB de CV, Class O	8,980,514	63,917,178
Wal-Mart de Mexico SAB de CV	12,717,983	38,373,559
		182,443,626
PANAMA — 0.7%
Copa Holdings SA, Class A	417,542	39,182,141

PERU — 0.8%
Credicorp Ltd.	262,196	47,449,610

POLAND — 1.5%
Allegro.eu SA *	5,779,028	52,251,030
KGHM Polska Miedz SA	821,627	33,975,919
		86,226,949
RUSSIA — 0.0% (a)
MMC Norilsk Nickel PJSC *(b)	54,812,700	0
MMC Norilsk Nickel PJSC ADR *(b)	2	0
Moscow Exchange MICEX-RTS PJSC *(b)	14,557,370	0
Sberbank of Russia PJSC *(b)	31,444,360	0
		0
SAUDI ARABIA — 0.8%
Saudi Tadawul Group Holding Co.	710,509	43,031,639

SINGAPORE — 1.3%
Sea Ltd. ADR *	760,414	71,691,832

SOUTH AFRICA — 3.5%
FirstRand Ltd.	7,732,346	37,094,413
Impala Platinum Holdings Ltd. *	8,473,578	47,492,142
Naspers Ltd., N Shares	468,973	113,731,936
		198,318,491
SOUTH KOREA — 9.3%
Coupang, Inc. *	2,825,310	69,361,360
Hyundai Motor Co.	537,664	100,135,964
NAVER Corp.	116,275	14,976,821
Samsung Electronics Co., Ltd.	4,013,613	187,591,515
SK Hynix, Inc.	1,140,524	152,644,061
		524,709,721
TAIWAN — 15.1%
Accton Technology Corp.	4,212,000	70,473,724
E Ink Holdings, Inc.	788,000	7,304,626
MediaTek, Inc.	2,465,000	90,848,923
Taiwan Semiconductor Manufacturing Co., Ltd.	22,499,310	678,447,642
		847,074,915
THAILAND — 2.4%
Fabrinet *	202,906	47,975,094
PTT Exploration & Production PCL	11,481,600	46,831,276
SCB X PCL	8,120,800	27,508,887

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
Valeura Energy, Inc. *	5,638,864	$17,011,028
		139,326,285
VIETNAM — 0.8%
Mobile World Investment Corp.	16,366,200	45,291,871

ZAMBIA — 1.6%
First Quantum Minerals Ltd. *	6,718,523	91,603,804

Total Common Stocks
(cost $4,280,407,631)		5,371,624,355

PREFERRED STOCKS — 2.4%

BRAZIL — 1.4%
Petroleo Brasileiro SA ADR 9.77%	3,439,834	45,371,410
Raizen SA 5.79%	50,954,810	28,902,172
		74,273,582
SOUTH KOREA — 1.0%
Samsung Electronics Co., Ltd. 2.12%	1,464,549	56,878,558

Total Preferred Stocks
(cost $125,907,058)		131,152,140

TOTAL INVESTMENTS — 98.0%
(cost $4,406,314,689)		$5,502,776,495
Other assets less liabilities — 2.0%		115,065,603
NET ASSETS — 100.0%		$5,617,842,098

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$1,378,017,900	$3,993,606,455	$0	$5,371,624,355
Preferred Stocks**	74,273,582	56,878,558	—	131,152,140
Total	$1,452,291,482	$4,050,485,013	$0	$5,502,776,495

**	Refer to Portfolio of Investments for further detail.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the year to September 30, 2024 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.
There were no transfers into or out of Level 3 during the period ended September 30, 2024.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.